World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	351,004,423.16	21,091
Yield Supplement Overcollateralization Amount 03/31/20	19,342,319.66	0
Receivables Balance 03/31/20	370,346,742.82	21,091
Principal Payments	13,235,519.15	542
Defaulted Receivables	661,868.08	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	18,290,337.51	0
Pool Balance at 04/30/20	338,159,018.08	20,515

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.45%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,924,438.49	104
Past Due 61-90 days	963,103.49	54
Past Due 91-120 days	398,282.04	21
Past Due 121+ days	0.00	0
Total	3,285,824.02	179

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	173,701.50
Aggregate Net Losses/(Gains) - April 2020	488,166.58
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.58%
Prior Net Losses Ratio	0.79%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	1.07%
Four Month Average	1.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.93%

Overcollateralization Target Amount	8,961,213.98
Actual Overcollateralization	8,961,213.98
Weighted Average APR	2.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	42.29

Flow of Funds	$ Amount
Collections	15,652,708.10
Investment Earnings on Cash Accounts	417.90
Servicing Fee(1)	0.00
Transfer to Collection Account	0.00
Available Funds	15,653,126.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	768,158.21
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,543,787.87
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,961,213.98
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	2,315,192.27

Total Distributions of Available Funds	15,653,126.00

Servicing Fee	0.00
Unpaid Servicing Fee	631,126.85
Change in amount of the unpaid servicing fee from the prior period	308,622.29

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 04/15/20	341,702,805.95
Principal Paid	12,505,001.85
Note Balance @ 05/15/20	329,197,804.10

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	245,462,805.95
Principal Paid	12,505,001.85
Note Balance @ 05/15/20	232,957,804.10
Note Factor @ 05/15/20	85.3950895%

Class A-4
Note Balance @ 04/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	71,720,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	24,520,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	832,931.88
Total Principal Paid	12,505,001.85
Total Paid	13,337,933.73

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	587,065.21
Principal Paid	12,505,001.85
Total Paid to A-3 Holders	13,092,067.06

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0374818
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5759577
Total Distribution Amount	16.6134395

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1519986
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.8394496
Total A-3 Distribution Amount	47.9914482

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	283.39
Noteholders' Principal Distributable Amount	716.61

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	2,042,854.72
Investment Earnings	251.23
Investment Earnings Paid	(251.23)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.